LONG -TERM LOAN - Sale and leaseback (Details) - USD ($)	1 Months Ended
	Sep. 30, 2023	Dec. 31, 2024
LONG-TERM LOAN
Sale and leaseback agreement, Agreed value	$ 3,000,000
Purchase price under sale and leaseback transaction	$ 14.1	$ 14.1
Remaining useful life of asset under sale and leaseback transaction (in years)	6 years
Quarterly payment	$ 300,000
Sale and leaseback agreement, amount outstanding		$ 1,600,000